DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (Financial Expenses Net [Member], USD $) In Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ (55)	$ 104	$ 66	$ (14)
Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 4	$ 6	$ 14	$ 14